PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2014
Cost:

Computers and peripheral equipment	$2,906	$2,866
Office furniture and equipment	498	492
Motor vehicles	13	13
Leasehold improvements	352	349

	3,769	3,720
Accumulated depreciation	3,381	3,323

Depreciated cost	$388	$397

Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $ 151, $ 190 and $ 241, respectively.